Breakdown of pension and restoration plans assets and liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	$ 17,903	$ 0
Defined Benefit Pension Plan Liabilities, Current	0	0
Defined Benefit Pension Plan, Liabilities, Noncurrent	0	126,086
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	504	0
Defined Benefit Pension Plan Liabilities, Current	51	51
Defined Benefit Pension Plan, Liabilities, Noncurrent	$ 2,365	$ 9,384